Share-Based Payments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 SGD ($) Tranches	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Aug. 26, 2021
Statement [Line Items]
Equity-settled share-based payment expense		$ 19,465	$ 5,204	$ 0
Performance Share Plan [Member]
Statement [Line Items]
Options weighted average remaining contractual life		1 year 1 month 24 days	2 years 1 month 24 days
Equity Settled Performance Share Plan [Member]
Statement [Line Items]
Maximum percentage to be awarded to the number of issued and outstanding shares					5.00%
Information how fair value was measured, Other equity instruments granted		four years
Equity-settled share-based payment expense		$ 19,500	$ 5,200	$ 0
Share based compensation by sharebased award number of tranches in which vesting shall occur | Tranches		4
Weighted share price | $ / shares	$ 26.51